Provisions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions [Line Items]
Beginning of year	$ 1,060,478,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	127,637,000
Recognized in earnings	23,771,000
Provisions used during the period	(17,640,000)
Unwinding of discount	14,403,000
Effect of movements in exchange rates	(9,727,000)
End of period	1,198,922,000
Current	42,535,000	$ 56,248,000
Non-current	1,156,387,000	1,004,230,000
Outstanding letters of credit facility	1,596,488,000	1,528,603,000
Reclamation [Member]
Provisions [Line Items]
Beginning of year	1,050,675,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	127,637,000
Recognized in earnings	23,921,000
Provisions used during the period	(17,272,000)
Unwinding of discount	14,366,000
Effect of movements in exchange rates	(9,727,000)
End of period	1,189,600,000
Current	40,760,000
Non-current	1,148,840,000
Estimated total future decommissioning and reclamation costs	$ 1,130,495,000	1,127,487,000
Description of period, majority of expenditures will occur after	2026
Outstanding letters of credit facility	$ 1,021,142,000	994,129,000
Reclamation [Member] | Uranium [Member]
Provisions [Line Items]
Beginning of year	831,352,000
Changes in estimates and discont rates [Abstract]
End of period	937,992,000
Reclamation [Member] | Fuel Services [Member]
Provisions [Line Items]
Beginning of year	219,323,000
Changes in estimates and discont rates [Abstract]
End of period	251,608,000
Waste Disposal [Member]
Provisions [Line Items]
Beginning of year	9,803,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	0
Recognized in earnings	(150,000)
Provisions used during the period	(368,000)
Unwinding of discount	37,000
Effect of movements in exchange rates	0
End of period	9,322,000
Current	1,775,000
Non-current	7,547,000
Waste Disposal [Member] | Fuel Services [Member]
Changes in estimates and discont rates [Abstract]
Estimated total future decommissioning and reclamation costs	$ 8,044,000	$ 8,451,000